GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 38,998	$ 44,147
America (principally the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,905	1,892
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	34,888	39,200
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	753	1,039
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,452	$ 2,016